Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total property and equipment	$ 889,885	$ 737,134	$ 373,244
Less: accumulated depreciation	(464,359)	(393,107)	(347,091)
Property and equipment, net	425,526	344,027	26,153
Laboratory Equipment [Member]
Total property and equipment	332,126	214,838	94,905
Furniture and Fixtures [Member]
Total property and equipment	93,417	93,417	93,417
Computer Software and Equipment [Member]
Total property and equipment	61,771	50,403	26,830
Leasehold Improvements [Member]
Total property and equipment	$ 158,092	158,092	158,092
Software [Member]
Total property and equipment		$ 220,384